Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay MacKay Short Term Municipal Fund
Supplement [Text Block]	ck0001469192_SupplementTextBlock

MAINSTAY FUNDS TRUST

MainStay MacKay Short Term Municipal Fund
(the “Fund”)

Supplement dated December 14, 2018 (“Supplement”) to the Summary Prospectus
and Prospectus, each dated February 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Important Notice Regarding Changes to the Fund's Investment Objective

At meetings held on December 10-12, 2018, the Fund's Board of Trustees approved changes to the Fund's investment objective. Effective February 28, 2019, the Fund's investment objective will be as follows:

The Fund seeks current income exempt from regular federal income tax.

Supplement Closing [Text Block]	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.